Income Taxes, Deferred Taxes and Other Information (FY) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)
Noncurrent [Abstract]
Accrued leave	$ 50		$ 32
Other accrued expenses	0		28
Stock based compensation	483		336
Net operating loss carryforward	41,032		38,947
Other	125		115
Intangibles	847		895
R&D credit carryforward	531		531
Total deferred tax assets	43,068		40,884
Less: valuation allowance	(43,068)		(40,884)
Total	0		0
Unrecognized Tax Benefits [Abstract]
Uncertain tax positions	0		0
Penalties and Interest Accrued [Abstract]
Interest and penalties accrued on uncertain tax positions	$ 0		0
Earliest Tax Year [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards, expiration date	Dec. 31, 2024
Latest Tax Year [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards, expiration date	Dec. 31, 2037
Federal [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards			135,200
Net operating loss (NOL) carryforwards with expiration date			120,100
Net operating loss (NOL) carryforwards with no expiration date			15,100
State [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards			$ 29,500
Australian [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss (NOL) carryforwards		$ 49.0